PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2 - PROPERTY & EQUIPMENT

The following is a summary of property and equipment at:

	Life	December 31, 2015	December 31, 2014

Furniture, fixtures and equipment	2-10 yrs	$110,415	$238,432
		110,415	238,432
Less: Accumulated depreciation		(88,545)	(193,800)
Property & equipment, net		$21,870	$44,632

Depreciation expense for the periods ended December 31, 2014 and 2013 was $22,762 and $25,324, respectively.